Loss per share	12 Months Ended
Dec. 31, 2024
Loss per share
Loss per share

Note 15 - Loss per share

The following is a reconciliation of the basic and diluted loss per share computation:

	For the years ended December 31,
	2024	2023	2022
Net loss attributable to ordinary shareholders of TROOPS	$(13,413)	$(1,719)	$(346)

Weighted average shares used in calculating loss per share – basic and diluted	102,240,818	101,597,998	101,597,998

Loss per share – basic and diluted	$(0.13)	$(0.02)	$(0.01)
Net loss per share – basic and diluted	$(0.13)	$(0.02)	$(0.01)

As of December 31, 2024, 2023 and 2022, all the Company’s outstanding warrants and convertible notes were excluded from the diluted loss per share calculation as they were anti-dilutive.